Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization expense related to Intangible Assets	$ 35,187	$ 28,609	$ 23,417